Consolidated Statements of Changes in Equity (Deficit) Statement - USD ($)	Total	Ordinary shares	Share premium	Other capital reserves	Accumulated deficit *	Cumulative translation adjustments	Accumulated other comprehensive income (loss)
Beginning balance (in shares) at Dec. 31, 2021		151,419,322
Beginning balance at Dec. 31, 2021	$ (24,306,000)	$ 3,687,000	$ 298,389,000	$ 57,198,000	$ (383,554,000)	$ (62,000)	$ 36,000
Loss for the year	(9,008,000)				(9,008,000)
Re-measurement gains (losses) on defined benefit plans | Previously stated	71,000						71,000
Re-measurement gains (losses) on defined benefit plans	71,000
Foreign currency translation	(638,000)					(638,000)
Net gain (loss) on cash flow hedge	202,000						202,000
Total comprehensive income (loss)	(9,373,000)				(9,008,000)	(638,000)	273,000
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards		3,441,468
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards	0	$ 48,000	(48,000)
Issue of Equity In Private Placement	9,281,000	$ 179,000	9,102,000
Issue of shares and warrants (in shares)		7,899,020
Issue of Equity In Public Offering	23,000,000	$ 675,000	22,325,000
Transaction costs	(2,170,000)		(2,170,000)
Increase (decrease) through change in nominal value	0	(2,283,000)	2,283,000
Reduction of issued capital	0	(327,463,000)			327,463,000
Increase (decrease) through exercise of warrants, equity		$ 195,000
Share-based payments	$ 5,477,000			5,477,000
Ending balance (in shares) at Dec. 31, 2022	193,426,478	193,426,478
Ending balance at Dec. 31, 2022	$ 2,104,000	$ 2,306,000	2,418,000	62,870,000	(65,099,000)	(700,000)	309,000
Loss for the year	(40,990,000)				(40,990,000)
Re-measurement gains (losses) on defined benefit plans | Previously stated	(46,000)						(46,000)
Re-measurement gains (losses) on defined benefit plans	(46,000)
Foreign currency translation	97,000					97,000
Net gain (loss) on cash flow hedge	(76,000)						(76,000)
Total comprehensive income (loss)	(41,015,000)				(40,990,000)	97,000	(122,000)
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards		5,520,010
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards	0	$ 60,000	(60,000)
Issue of shares and warrants		423,000	19,577,000
Transaction costs	(551,000)		(551,000)
Reduction of issued capital	0	(12,727,000)			12,727,000
Increase (decrease) through exercise of warrants, equity	82,000			82,000
Share-based payments	$ 7,104,000			7,104,000
Increase (decrease) through conversion of convertible instruments, equity		89,000	5,911,000
Bridge loans from related party		$ 205,000
Ending balance (in shares) at Dec. 31, 2023	246,262,004	246,262,004
Ending balance at Dec. 31, 2023	$ (6,071,000)	$ 2,878,000	14,568,000	70,261,000	(93,362,000)	(603,000)	187,000
Loss for the year	57,567,000				57,567,000
Re-measurement gains (losses) on defined benefit plans	(39,000)						(39,000)
Foreign currency translation	(158,000)					(158,000)
Net gain (loss) on cash flow hedge	(183,000)						(183,000)
Total comprehensive income (loss)	57,187,000				57,567,000	(158,000)	(222,000)
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards		5,146,918
Issue of shares in connection with the exercise of options and warrants, and vesting of restricted shares awards	0	$ 56,000	(56,000)
Share-based payments	4,090,000			4,090,000
Bridge loans from related party	$ 153,000	$ 153,000
Ending balance (in shares) at Dec. 31, 2024	251,408,922	251,408,922
Ending balance at Dec. 31, 2024	$ 55,359,000	$ 2,934,000	$ 14,512,000	$ 74,504,000	$ (35,795,000)	$ (761,000)	$ (35,000)